AMERICAS

US Legal Services

Nicole L. Molleur

Paralegal

(860) 723-2256

Fax: (860) 723-2215

Nicole.Molleur@us.ing.com

August 8, 2006

Securities and Exchange Commission

100 F Street, N. E.

Washington, DC 20549

Attention: Filing Desk

Re:	ING USA Annuity and Life Insurance Company and its Separate Account B

Prospectus Title: Retirement Solutions – ING Rollover ChoiceSM Variable Annuity

File Nos.: 333-70600 and 811-05626

Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”), this is to certify that the Supplement to the Contract Prospectus contained in Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (“Amendment No. 16”) for Separate Account B of ING USA Annuity and Life Insurance Company (the “Registrant”) that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 16 which was declared effective on August 3, 2006. The text of Amendment No. 16 was filed electronically on August 3, 2006.

If you have any questions regarding this submission, please contact the undersigned or Michael Pignatella at 860-723-2239.

Sincerely,

/s/ Nicole L. Molleur

Nicole L. Molleur

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation